UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Municipal Value Fund, Inc. (NNY)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 4.4%

$470	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 448,925
	Series 2002, 5.375%, 5/15/33

355	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	363,161
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-
	Backed Bonds, Series 2000:
150	6.000%, 6/01/15	6/10 at 101.00	BBB	155,147
705	6.150%, 6/01/25	6/10 at 101.00	BBB	706,431

765	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000,	6/10 at 101.00	BBB	781,784
	5.800%, 6/01/23

390	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	380,726
	5.250%, 6/01/25

1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	7/09 at 101.00	BBB-	1,024,180
	Bonds, Series 1999A, 6.500%, 7/15/27

300	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-	6/12 at 100.00	BBB	285,882
	Backed Bonds, Series 2001A, 5.200%, 6/01/25

1,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	1,268,613

1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-	7/10 at 101.00	BBB	1,275,700
	Backed Bonds, Series 1999, 6.750%, 7/15/29

	Education and Civic Organizations - 8.3%

	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School,
	Series 2000A:
600	5.700%, 10/01/20 - RAAI Insured	10/10 at 100.00	AA	655,530
750	5.750%, 10/01/30 - RAAI Insured	10/10 at 100.00	AA	816,975

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum	4/07 at 101.00	AAA	2,132,640
	of Natural History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American	7/10 at 101.00	A	625,508
	Folk Art, Series 2000, 6.000%, 7/01/22 - ACA Insured

245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A-	247,982
	St. Francis College, Series 2004, 5.000%, 10/01/34

1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	2/11 at 100.00	A-	1,138,401
	YMCA of Greater New York, Series 2002, 5.250%, 8/01/21

	New York State Dormitory Authority, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA-	1,165,010
1,400	6.000%, 7/01/20	No Opt. Call	AA-	1,682,296

1,000	New York State Dormitory Authority, Insured Revenue Bonds, Long Island University, Series	9/06 at 102.00	AA	1,059,540
	1996, 5.500%, 9/01/20 - RAAI Insured

750	New York State Dormitory Authority, Revenue Bonds, Pratt Institute, Series 1999, 6.000%,	7/09 at 102.00	AA	848,843
	7/01/24 - RAAI Insured

1,250	New York State Dormitory Authority, Revenue Bonds, Marymount Manhattan College, Series	7/09 at 101.00	AA	1,365,788
	1999, 6.250%, 7/01/29 - RAAI Insured

800	New York State Dormitory Authority, Insured Revenue Bonds, D'Youville College, Series	7/11 at 102.00	AA	862,176
	2001, 5.250%, 7/01/20 - RAAI Insured

	Healthcare - 11.8%

490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean	8/08 at 102.00	AA-	509,051
	General Hospital, Series 1998A, 5.250%, 8/01/23

760	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds,	No Opt. Call	A3	840,689
	North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11

500	New York City Health and Hospitals Corporation, New York, Health System Revenue	2/09 at 101.00	AAA	531,345
	Bonds, Series 1999A, 5.125%, 2/15/14 - AMBAC Insured

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,267,919
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,075,500

250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/12 at 101.00	Ba3	240,980
	Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32

500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/12 at 100.00	Ba3	477,595
	Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31

2,250	New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AAA	2,418,795
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 - AMBAC Insured

705	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	726,087
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

1,640	New York State Dormitory Authority, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	1,830,502
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

500	New York State Dormitory Authority, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	518,190
	Hospital Association, Series 2003A, 5.500%, 7/01/32

500	New York State Dormitory Authority, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	528,125
	Series 2003B, 5.500%, 7/01/23

1,000	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,047,090
	Group, Series 2000A, 6.500%, 7/01/25

1,250	New York State Dormitory Authority, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,392,350
	Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%,
	7/01/20

1,930	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing	8/05 at 102.00	AAA	2,011,427
	Home Revenue Bonds, Series 1995B, 6.250%, 2/15/15

1,000	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	2/05 at 100.00	BBB-	1,001,030
	Group, Series 2002C, 6.000%, 7/01/26

1,035	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement	3/05 at 101.00	N/R	1,031,108
	Bonds, Series 1993A, 7.600%, 9/01/15

500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside	7/11 at 101.00	BB	510,955
	Hospital, Series 2001A, 7.125%, 7/01/31

	Housing/Multifamily - 3.6%

400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue	4/10 at 102.00	AAA	441,572
	Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue
	Bonds, Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,061,390
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,036,520
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,036,570

440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing	8/11 at 100.00	Aa1	467,764
	Revenue Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)

1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized	8/11 at 102.00	Aaa	1,375,636
	Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A,
	5.375%, 8/20/21

	Housing/Single Family - 3.1%

3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A,	9/08 at 101.00	Aa1	3,906,038
	5.250%, 10/01/17 (Alternative Minimum Tax)

840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	851,180
	4/01/23 (Alternative Minimum Tax)

	Long-Term Care - 14.2%

1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc.,	8/09 at 101.00	AAA	1,128,010
	Series 2000B, 6.000%, 8/01/24 - MBIA Insured

2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds,	8/07 at 102.00	AAA	2,196,410
	St. John's Meadows Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured

3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds,	8/08 at 101.00	AAA	3,187,656
	St. John's Meadows Project, Series 1998A, 5.250%, 8/01/38

590	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 102.00	N/R	636,929
	Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/11 at 101.00	N/R	554,958
	Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

3,000	New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	3,243,810
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

1,980	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, German Masonic	8/06 at 102.00	AA-	2,073,872
	Home Corporation, Series 1996, 5.950%, 8/01/26

3,000	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/06 at 102.00	AAA	3,207,450
	Home Corporation, Series 1996, 6.125%, 2/01/36

1,000	New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/08 at 102.00	AAA	1,024,900
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28

1,000	New York State Dormitory Authority, Revenue Bonds, Concord Nursing Home Inc., Series	7/10 at 101.00	Aa3	1,092,320
	2000, 6.500%, 7/01/29

3,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto	2/08 at 102.00	AAA	3,200,430
	Rest Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

	Tax Obligation/General - 2.3%

825	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	905,223

750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	819,533

1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	1,225,070
	Series 1994, 7.250%, 11/01/11 (Alternative Minimum Tax) - MBIA Insured

550	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 -	6/10 at 100.00	A	587,472
	ACA Insured

	Tax Obligation/Limited - 23.6%

1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,096,800

350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/14 at 100.00	AAA	397,152
	Buffalo City School District, Series 2004, 5.750%, 5/01/26 (DD, settling 1/03/05) - FSA Insured

1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA-	1,028,830
	Series 2002A, 5.125%, 1/01/29

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	2,161,840
1,000	5.000%, 11/15/30	11/12 at 100.00	AA-	1,019,170

560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	578,710
	5.500%, 1/01/34

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AA+	1,394,345
	Series 2003E, 5.000%, 2/01/23

2,000	New York State Dormitory Authority, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	AAA	2,236,200
	5.750%, 5/15/30 - AMBAC Insured

105	New York State Dormitory Authority, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	109,792
	Facilities, Series 1996B, 5.375%, 2/15/26 - FSA Insured

1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA-	1,063,240
	2003A, 5.000%, 3/15/21

280	New York State Housing Finance Agency, Suffolk County, H.E.L.P. Secured Loan Rental	5/05 at 100.00	Baa1	285,116
	Housing Revenue Bonds, Series 1989A, 8.100%, 11/01/05

1,810	New York State Dormitory Authority, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA-	1,964,574
	Development Program, Series 2002, 5.375%, 4/01/16

600	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AA	654,774
	2003A, 5.375%, 3/15/22

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	4/14 at 100.00	AAA	1,074,620
	Series 2004, 5.000%, 4/01/20 - MBIA Insured

1,270	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B,	No Opt. Call	AAA	1,429,766
	5.250%, 4/01/12 - AMBAC Insured

1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AA	1,725,187
	5.125%, 3/15/21

600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA-	713,514
	Facilities Grants, Series 1995, 5.875%, 1/01/21

1,750	New York State Urban Development Corporation, Service Contract Revenue Bonds,	No Opt. Call	AA-	1,950,463
	Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

3,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/08 at 101.00	AAA	3,211,170
	School Facility, Series 1998, 5.375%, 6/15/28 - MBIA Insured

750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/09 at 101.00	BBB-	810,840
	School Facility, Series 2000, 6.625%, 6/15/28

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	780,685
550	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	577,099
710	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	736,384

1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,330,565
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 - AMBAC Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
	and State Contingency Contract-Backed Bonds, Series 2003A-1:
500	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	543,345
2,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,153,400

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	6/13 at 100.00	AA-	1,096,160
	and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

75	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA-	83,976
	7.250%, 1/01/10

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A,	10/10 at 101.00	BBB	1,731,165
	6.500%, 10/01/24

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development
	Properties - Yonkers Inc. Project, Series 2001A:
500	6.250%, 2/01/16	2/11 at 100.00	BBB-	546,510
1,120	6.625%, 2/01/26	2/11 at 100.00	BBB-	1,206,789

	Transportation - 5.7%

400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	424,948

1,000	Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995, 5.750%,	1/05 at 101.00	AAA	1,012,570
	1/01/25 - MBIA Insured

500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	562,155
	2002A, 5.500%, 11/15/19 - AMBAC Insured

1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	855,822
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	817,760
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	529,540
	International Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	AA-	2,643,925
	Series 2002B, 5.000%, 11/15/21

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	912,943
800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	865,520

	U.S. Guaranteed *** - 8.0%

2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/07 at 102.00	AAA	2,398,950
	1997B, 5.000%, 7/01/20 - AMBAC Insured

1,000	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%,	3/10 at 100.00	AAA	1,144,560
	3/01/19 (Pre-refunded to 3/01/10) - FSA Insured

1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,	11/10 at 100.00	AAA	1,154,870
	Series 2000A, 5.750%, 11/15/16 (Pre-refunded to 11/15/10) - MBIA Insured

20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	22,206
	(Pre-refunded to 10/15/07)

85	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/10 at 101.00	AAA	99,659
	Revenue Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA
	Insured

3,500	New York State Dormitory Authority, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	4,325,195
	County Issue, Series 1986, 7.375%, 7/01/16

25	New York State Dormitory Authority, Suffolk County, Lease Revenue Bonds, Judicial	4/05 at 114.14	Baa1***	36,185
	Facilities, Series 1991A, 9.500%, 4/15/14

2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	1/22 at 100.00	AAA	3,029,910
	Series 1999B, 5.500%, 1/01/30 (Pre-refunded to 1/01/22)

	Utilities - 8.0%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
1,500	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	1,610,715
2,500	5.250%, 12/01/26	6/08 at 101.00	A-	2,615,225

2,330	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	2,533,479
	5.375%, 9/01/21

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,	5/11 at 100.00	A-	780,113
	5.375%, 5/01/33

1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB-	947,680
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

1,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,563,780

500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility	11/11 at 101.00	Baa1	542,575
	Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26
	(Alternative Minimum Tax) (Mandatory put 11/15/12)

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	981,500
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	554,950

	Water and Sewer - 5.9%

300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001,	8/11 at 101.00	AA	319,719
	5.150%, 8/01/22

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/09 at 101.00	AAA	1,086,470
	Revenue Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/10 at 101.00	AA+	1,351,575
	Revenue Bonds, Fiscal Series 2001A, 5.500%, 6/15/33

1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/11 at 101.00	AA+	1,674,750
	Revenue Bonds, Fiscal Series 2001D, 5.500%, 6/15/17

415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/10 at 101.00	AAA	479,736
	Revenue Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/12 at 100.00	AA+	816,708
	Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

3,065	Western Nassau County Water Authority, New York, System Revenue Bonds, Series 1995,	5/06 at 102.00	AAA	3,240,681
	5.650%, 5/01/26 - AMBAC Insured

$140,095	Total Long-Term Investments (cost $140,658,873) - 98.9%			150,139,244

	Other Assets Less Liabilities - 1.1%			1,691,546

	Net Assets - 100%			$151,830,790

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At December 31, 2004, the cost of investments was $140,448,054.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$10,155,199
	Depreciation	(464,009)

	Net unrealized appreciation of investments	$9,691,190

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.